Investments - Other than Temporary Impairment, Credit Losses Recognized in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Total other-than-temporary impairments	$ 2.4	$ 1.7
Net realized and unrealized gains on investments
Debt Securities, Available-for-sale [Line Items]
Total other-than-temporary impairments	2.1	1.5
Other income (expenses), net
Debt Securities, Available-for-sale [Line Items]
Total other-than-temporary impairments	$ 0.3	$ 0.2